Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases
Leases - Future Minimum Commitments for Chartered -In Contracts

Period	Charter-in vessel in Operation
June 30, 2022	$15,988
June 30, 2023	15,988
June 30, 2024	16,030
June 30, 2025	15,988
June 30, 2026	15,988
June 30, 2027 and thereafter	99,295
Total	$179,277
Operating lease liabilities, including current portion	$128,321
Discount based on incremental borrowing rate	$50,956

Leases - Minimum Future Income (Table)

Period	Amount
December 31, 2021 (6 months period ended)	$ 93,623
December 31, 2022	87,055
December 31, 2023	65,850
December 31, 2024	60,529
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$461,701